Lease - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Lease
Weighted-average remaining lease term	11 months 1 day	2 years 3 days		11 months 1 day
Weighted-average discount rate	4.75%	4.75%		4.75%
Operating lease expenses	¥ 58,400	¥ 54,300	¥ 38,700
Short-term lease expenses	5,800	2,400	¥ 500
Right-of-use assets	40,200	100,119		$ 5,664
Operating lease liability	45,731	¥ 96,600
Early Termination Leases
Lease
Right-of-use assets	32,500
Operating lease liability	¥ 32,400